UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

Andrew Owen
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)


Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 5/31

Date of reporting period: 07/01/17 - 06/30/18


Item 1. Proxy Voting Record


==================== Wells Fargo Dynamic Target Today Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Diversified International Fund, Wells Fargo Emerging Markets Equity Income Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Enterprise Fund, Wells Fargo International Bond Fund, Wells Fargo Intrinsic Value Fund, Wells Fargo Large Company Value Portfolio, Wells Fargo Premier Large Company Growth Fund, Wells Fargo Real Return Portfolio, Wells Fargo Short-Term Bond Fund, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargp Special Mid Cap Value Fund and Wells Fargo Strategic Income Fund. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2018). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories: Fixed Income Funds (CIK #0001081400, File Number 811-09253, Filing Date:
August 21, 2018), International and Global Equity Funds (CIK #0001081400,
File Number 811-09253, Filing Date: August 21, 2018) and U.S. Equity Funds
(CIK #0001081400, File Number 811-09253, Filing Date: August 21, 2018).


===================== Wells Fargo Dynamic Target 2015 Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Diversified International Fund, Wells Fargo Emerging Markets Equity Income Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Enterprise Fund, Wells Fargo International Bond Fund, Wells Fargo Intrinsic Value Fund, Wells Fargo Large Company Value Portfolio, Wells Fargo Premier Large Company Growth Fund, Wells Fargo Real Return Portfolio, Wells Fargo Short-Term Bond Fund, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargp Special Mid Cap Value Fund and Wells Fargo Strategic Income Fund. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2018). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories: Fixed Income Funds (CIK #0001081400, File Number 811-09253, Filing Date:
August 21, 2018), International and Global Equity Funds (CIK #0001081400,
File Number 811-09253, Filing Date: August 21, 2018) and U.S. Equity Funds
(CIK #0001081400, File Number 811-09253, Filing Date: August 21, 2018).


===================== Wells Fargo Dynamic Target 2020 Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Diversified International Fund, Wells Fargo Emerging Markets Equity Income Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Enterprise Fund, Wells Fargo International Bond Fund, Wells Fargo Intrinsic Value Fund, Wells Fargo Large Company Value Portfolio, Wells Fargo Premier Large Company Growth Fund, Wells Fargo Real Return Portfolio, Wells Fargo Short-Term Bond Fund, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargp Special Mid Cap Value Fund and Wells Fargo Strategic Income Fund. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2018). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories: Fixed Income Funds (CIK #0001081400, File Number 811-09253, Filing Date:
August 21, 2018), International and Global Equity Funds (CIK #0001081400,
File Number 811-09253, Filing Date: August 21, 2018) and U.S. Equity Funds
(CIK #0001081400, File Number 811-09253, Filing Date: August 21, 2018).


===================== Wells Fargo Dynamic Target 2025 Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Diversified International Fund, Wells Fargo Emerging Markets Equity Income Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Enterprise Fund, Wells Fargo International Bond Fund, Wells Fargo Intrinsic Value Fund, Wells Fargo Large Company Value Portfolio, Wells Fargo Premier Large Company Growth Fund, Wells Fargo Real Return Portfolio, Wells Fargo Short-Term Bond Fund, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargp Special Mid Cap Value Fund and Wells Fargo Strategic Income Fund. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2018). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories: Fixed Income Funds (CIK #0001081400, File Number 811-09253, Filing Date:
August 21, 2018), International and Global Equity Funds (CIK #0001081400,
File Number 811-09253, Filing Date: August 21, 2018) and U.S. Equity Funds
(CIK #0001081400, File Number 811-09253, Filing Date: August 21, 2018).


===================== Wells Fargo Dynamic Target 2030 Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Diversified International Fund, Wells Fargo Emerging Markets Equity Income Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Enterprise Fund, Wells Fargo International Bond Fund, Wells Fargo Intrinsic Value Fund, Wells Fargo Large Company Value Portfolio, Wells Fargo Premier Large Company Growth Fund, Wells Fargo Real Return Portfolio, Wells Fargo Short-Term Bond Fund, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargp Special Mid Cap Value Fund and Wells Fargo Strategic Income Fund. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2018). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories: Fixed Income Funds (CIK #0001081400, File Number 811-09253, Filing Date:
August 21, 2018), International and Global Equity Funds (CIK #0001081400,
File Number 811-09253, Filing Date: August 21, 2018) and U.S. Equity Funds
(CIK #0001081400, File Number 811-09253, Filing Date: August 21, 2018).


===================== Wells Fargo Dynamic Target 2035 Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Diversified International Fund, Wells Fargo Emerging Markets Equity Income Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Enterprise Fund, Wells Fargo International Bond Fund, Wells Fargo Intrinsic Value Fund, Wells Fargo Large Company Value Portfolio, Wells Fargo Premier Large Company Growth Fund, Wells Fargo Real Return Portfolio, Wells Fargo Short-Term Bond Fund, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargp Special Mid Cap Value Fund and Wells Fargo Strategic Income Fund. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2018). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories: Fixed Income Funds (CIK #0001081400, File Number 811-09253, Filing Date:
August 21, 2018), International and Global Equity Funds (CIK #0001081400,
File Number 811-09253, Filing Date: August 21, 2018) and U.S. Equity Funds
(CIK #0001081400, File Number 811-09253, Filing Date: August 21, 2018).


===================== Wells Fargo Dynamic Target 2040 Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Diversified International Fund, Wells Fargo Emerging Markets Equity Income Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Enterprise Fund, Wells Fargo International Bond Fund, Wells Fargo Intrinsic Value Fund, Wells Fargo Large Company Value Portfolio, Wells Fargo Premier Large Company Growth Fund, Wells Fargo Real Return Portfolio, Wells Fargo Short-Term Bond Fund, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargp Special Mid Cap Value Fund and Wells Fargo Strategic Income Fund. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2018). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories: Fixed Income Funds (CIK #0001081400, File Number 811-09253, Filing Date:
August 21, 2018), International and Global Equity Funds (CIK #0001081400,
File Number 811-09253, Filing Date: August 21, 2018) and U.S. Equity Funds
(CIK #0001081400, File Number 811-09253, Filing Date: August 21, 2018).


===================== Wells Fargo Dynamic Target 2045 Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Diversified International Fund, Wells Fargo Emerging Markets Equity Income Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Enterprise Fund, Wells Fargo International Bond Fund, Wells Fargo Intrinsic Value Fund, Wells Fargo Large Company Value Portfolio, Wells Fargo Premier Large Company Growth Fund, Wells Fargo Real Return Portfolio, Wells Fargo Short-Term Bond Fund, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargp Special Mid Cap Value Fund and Wells Fargo Strategic Income Fund. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2018). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories: Fixed Income Funds (CIK #0001081400, File Number 811-09253, Filing Date:
August 21, 2018), International and Global Equity Funds (CIK #0001081400,
File Number 811-09253, Filing Date: August 21, 2018) and U.S. Equity Funds
(CIK #0001081400, File Number 811-09253, Filing Date: August 21, 2018).


===================== Wells Fargo Dynamic Target 2050 Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Diversified International Fund, Wells Fargo Emerging Markets Equity Income Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Enterprise Fund, Wells Fargo International Bond Fund, Wells Fargo Intrinsic Value Fund, Wells Fargo Large Company Value Portfolio, Wells Fargo Premier Large Company Growth Fund, Wells Fargo Real Return Portfolio, Wells Fargo Short-Term Bond Fund, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargp Special Mid Cap Value Fund and Wells Fargo Strategic Income Fund. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2018). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories: Fixed Income Funds (CIK #0001081400, File Number 811-09253, Filing Date:
August 21, 2018), International and Global Equity Funds (CIK #0001081400,
File Number 811-09253, Filing Date: August 21, 2018) and U.S. Equity Funds
(CIK #0001081400, File Number 811-09253, Filing Date: August 21, 2018).


===================== Wells Fargo Dynamic Target 2055 Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Diversified International Fund, Wells Fargo Emerging Markets Equity Income Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Enterprise Fund, Wells Fargo International Bond Fund, Wells Fargo Intrinsic Value Fund, Wells Fargo Large Company Value Portfolio, Wells Fargo Premier Large Company Growth Fund, Wells Fargo Real Return Portfolio, Wells Fargo Short-Term Bond Fund, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargp Special Mid Cap Value Fund and Wells Fargo Strategic Income Fund. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2018). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories: Fixed Income Funds (CIK #0001081400, File Number 811-09253, Filing Date:
August 21, 2018), International and Global Equity Funds (CIK #0001081400,
File Number 811-09253, Filing Date: August 21, 2018) and U.S. Equity Funds
(CIK #0001081400, File Number 811-09253, Filing Date: August 21, 2018).


===================== Wells Fargo Dynamic Target 2060 Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Diversified International Fund, Wells Fargo Emerging Markets Equity Income Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Enterprise Fund, Wells Fargo International Bond Fund, Wells Fargo Intrinsic Value Fund, Wells Fargo Large Company Value Portfolio, Wells Fargo Premier Large Company Growth Fund, Wells Fargo Real Return Portfolio, Wells Fargo Short-Term Bond Fund, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargp Special Mid Cap Value Fund and Wells Fargo Strategic Income Fund. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2018). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories: Fixed Income Funds (CIK #0001081400, File Number 811-09253, Filing Date:
August 21, 2018), International and Global Equity Funds (CIK #0001081400,
File Number 811-09253, Filing Date: August 21, 2018) and U.S. Equity Funds
(CIK #0001081400, File Number 811-09253, Filing Date: August 21, 2018).


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.


WELLS FARGO FUNDS TRUST

BY: /S/ ANDREW OWEN
NAME: ANDREW OWEN
TITLE: PRESIDENT
DATE: August 21, 2018